Income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
Income tax expense
Schedule of current tax expense
	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
Current tax expense	US $	US $	US $
U.K. corporation taxes	—	—	—
Overseas taxes	22,000	287	774

	22,000	287	774

Schedule of reconciliation of effective tax rate

	2017	2016	2015
Reconciliation of effective tax rate:	US $	US $	US $
Loss on ordinary activities before taxation	(44,788,366)	(40,324,015)	(8,515,925)

U.K. Corporation tax at 19%	(1,570,723)	(449,929)	(355,889)
Overseas tax at higher rate	(7,669,495)	(12,954,729)	(2,297,873)
Effects of:
Unrecognized losses	(9,240,218)	(13,404,371)	(2,652,988)
Other adjustments-overseas taxes	22,000	287	774

Total tax charge	22,000	287	774